Inverse Russell 2000 2x Strategy Fund Expense Example - Class A and Class C [Member] - Inverse Russell 2000 2x Strategy Fund	Mar. 31, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 352
Expense Example, with Redemption, 3 Years	792
Expense Example, with Redemption, 5 Years	1,358
Expense Example, with Redemption, 10 Years	2,899
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	644
Expense Example, with Redemption, 3 Years	1,018
Expense Example, with Redemption, 5 Years	1,415
Expense Example, with Redemption, 10 Years	$ 2,524